Hartford Emerging Markets Equity Fund Expense Example - Hartford Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 689
Expense Example, with Redemption, 3 Years	993
Expense Example, with Redemption, 5 Years	1,319
Expense Example, with Redemption, 10 Years	2,238
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,600
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	2,038
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,244
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,372
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,244